SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Schedule of Stock by Class

	Year ended December 31,
	2023	2022	2021

Cost of revenues	$15,013	$17,810	$15,462
Research and development	119,482	120,581	102,056
Selling and marketing	41,277	38,714	33,853
General and administrative	48,853	59,731	70,020

Total share-based compensation expense	$224,625	$236,836	$221,391

Share-based Payment Arrangement, Option, Activity

	Number of options	Weighted average exercise price	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value

Balance at December 31, 2022	4,332,022	$94.11	5.69	$77,308

Granted	1,350	0.00
Exercised	(278,704)	18.29
Forfeited	(98,612)	154.22

Balance at December 31, 2023	3,956,056	97.93	4.93	167,822

Exercisable at December 31, 2023	3,518,327	89.95	4.60	165,092

Vested and expected to vest at December 31, 2023	3,942,119	$97.76	4.92	$167,609

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

	Year ended December 31,
	2023	2022	2021

Expected volatility	59.91%	52.75%-59.08%	48.91%-52.22%
Expected dividends	0%	0%	0%
Expected term (in years)	5.05	4.93-5.03	4.85-4.91
Risk free rate	4.11%	1.81%-4.34%	0.44%-1.22%

The following table set forth the parameters used in computation of the ESPP for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31,
	2023	2022	2021

Expected volatility	50.40%-67.14%	65.00%-77.20%	56.94%-59.23%
Expected dividends	0%	0%	0%
Expected term (in years)	0.5	0.5	0.5
Risk free rate	5.17%-5.47%	0.60%-3.34%	0.06%-0.07%

Share-Based Compensation Arrangement By Share-Based Payment Award, Option Summary Of Option Data

	Year ended December 31,
	2023	2022	2021

Weighted-average grant date fair value of options granted, per option	$84.97	$49.14	$127.36
Total intrinsic value of the options exercised	$19,450	$11,843	$114,113

Share-based Payment Arrangement, Option, Exercise Price Range

Exercise price (range)	Options outstanding as of December 31, 2023	Weighted average remaining contractual term	Options exercisable as of December 31, 2023	Weighted average remaining contractual term
		(years)		(years)

0-20.94	253,189	1.51	249,112	1.39
20.95-30.66	413,884	2.07	413,884	2.07
30.67-55.86	473,879	3.12	468,879	3.12
55.87-61.95	617,232	4.12	617,232	4.12
61.96-100.6	383,836	6.50	331,731	6.30
100.61-102.67	550,857	5.12	550,857	5.12
102.68-138.62	431,127	7.93	204,822	7.73
138.63-143.13	412,564	6.14	385,293	6.14
143.14-260.88	388,725	7.09	274,082	7.09
260.89-353.09	30,763	6.97	22,435	7.01

	3,956,056	4.93	3,518,327	4.60

Schedule of Nonvested Restricted Stock Units Activity

	Number of shares	Weighted average grant date fair value per share

Unvested as of December 31, 2022	3,122,132	$129.04

Granted	1,860,596	87.96
Vested	(1,396,067)	127.17
Forfeited	(375,240)	131.49

Unvested as of December 31, 2023	3,211,421	$105.77

Schedule of Total Accumulated Other Comprehensive Loss, Net

	Year ended December 31, 2023
	Unrealized gain (losses) on marketable securities	Unrealized gain (losses) on cash flow hedges	Total

Beginning balance, net	$(11,689)	$(21,766)	$(33,455)
Other comprehensive income (loss) before reclassifications, net	5,645	(12,556)	(6,911)
Amounts reclassified from accumulated other comprehensive income (loss) to earnings:
Cost of revenues	—	1,993	1,993
Research and development, net	—	25,160	25,160
Selling and marketing	—	8,997	8,997
General and administrative	—	5,460	5,460
Financial expenses, net	2,948		2,948

Total accumulated other comprehensive income (loss), net	$(3,096)	$7,288	$4,192
NOTE 13:-    SHAREHOLDERS' EQUITY (Cont.)

	Year ended December 31, 2022
	Unrealized gain (losses) on marketable securities	Unrealized gain (losses) on cash flow hedges	Total

Beginning balance, net	$(933)	$(123)	$(1,056)
Other comprehensive income (loss) before reclassifications, net	(12,364)	(39,889)	(52,253)
Amounts reclassified from accumulated other comprehensive income (loss) to earnings:
Cost of revenues	—	938	938
Research and development, net	—	10,912	10,912
Selling and marketing	—	3,963	3,963
General and administrative	—	2,433	2,433
Financial income, net	1,608	—	1,608

Total accumulated other comprehensive income (loss), net	$(11,689)	$(21,766)	$(33,455)